Postretirement Benefit Plans - Summary of Plan Funded Status (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Balance at January 1	$ 940	$ 1,048
Service cost	19	24	$ 23
Interest cost	17	15	17
Participant contributions	1	1
Actuarial loss (gain) – net	(193)	(59)
Benefits paid	(38)	(44)
Exchange rate adjustments	(43)	(45)
Balance at December 31	703	940	1,048
Balance at January 1	553	537
Actual gain (loss) on plan assets	(101)	44
Employer contributions	18	20
Participant contributions	1	1
Benefits paid	(38)	(44)
Exchange rate adjustments	(8)	(5)
Balance at December 31	425	553	$ 537
Funded status – surplus (deficit)	$ (278)	$ (387)